SCHEDULE OF FINANCE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Expenses
Interest paid and accretive interest on debentures			$ 86,841
Interest expense on sale of future receipts	2,306,044
Finance fees from issuance of preferred shares	477,647
Interest on loans from financial institutions	145,331	102,392
Other interest and bank charges	158,403	704,978	58,894
Factoring and letter of credit charges	424,709
Interest expense on lease obligations	29,460	34,445	35,678
Total	$ 3,541,594	$ 841,815	$ 181,413